General and Administrative Expenses (Details) - Schedule of general and administrative expenses - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of general and administrative expenses [Abstract]
Payroll and related expenses		$ 100,181	$ 104,229	$ 196,012	$ 266,080	$ 496,986	$ 918,384
Professional services	[1]	51,415	4,113	72,324	120,308	171,037	842,782
Rent and office maintenance		10,797	1,251	15,235	10,366	12,448	134,002
Levies and tolls		4,820		4,820			16,060
Depreciation		668	650	1,335	1,282	2,805	2,609
Other expenses		813	1,605	6,258	1,790	1,866	34,489
General and administrative expenses		$ 168,694	$ 111,848	$ 295,984	$ 399,826	$ 685,142	$ 1,948,326

[1]	During the year ended December 31, 2018 and 2019 the Company signed several business services and investor relations agreements with a third party according to which the third party would provide the Company with the services, during the year ended December 31, 2018 and 2019. The Company issued the third party, in 2019 and 2020, 2,162,010 Green Tokens with fair value calculated as of the commitment date, amounting to total of $475,642.